PowerShares by Invesco 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

April 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK No. 0001657201

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated April 9, 2018, as supplemented April 20, 2018, and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: PowerShares BulletShares 2018 Corporate Bond Portfolio, PowerShares BulletShares 2019 Corporate Bond Portfolio, PowerShares BulletShares 2020 Corporate Bond Portfolio, PowerShares BulletShares 2021 Corporate Bond Portfolio, PowerShares BulletShares 2022 Corporate Bond Portfolio, PowerShares BulletShares 2023 Corporate Bond Portfolio, PowerShares BulletShares 2024 Corporate Bond Portfolio, PowerShares BulletShares 2025 Corporate Bond Portfolio, PowerShares BulletShares 2026 Corporate Bond Portfolio and PowerShares BulletShares 2027 Corporate Bond Portfolio.

The purpose of this filing is to submit the data in XBRL format for PowerShares BulletShares 2018 Corporate Bond Portfolio, PowerShares BulletShares 2019 Corporate Bond Portfolio, PowerShares BulletShares 2020 Corporate Bond Portfolio, PowerShares BulletShares 2021 Corporate Bond Portfolio, PowerShares BulletShares 2022 Corporate Bond Portfolio, PowerShares BulletShares 2023 Corporate Bond Portfolio, PowerShares BulletShares 2024 Corporate Bond Portfolio, PowerShares BulletShares 2025 Corporate Bond Portfolio, PowerShares BulletShares 2026 Corporate Bond Portfolio and PowerShares BulletShares 2027 Corporate Bond Portfolio.

Very truly yours,

PowerShares Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco PowerShares Capital Management LLC

800 983 0903    powershares.com    @PowerShares